Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Comprehensive income
Net income (loss)	$ 413,006	$ 139,986	$ (8,398)
Foreign currency translation gain (loss)	(130)	106	893
Other comprehensive income (loss)	(130)	106	893
Comprehensive income (loss)	412,876	140,092	(7,505)
Comprehensive income attributable to non-controlling interest	(131)	(14)	(482)
Comprehensive income (loss) attributable to the Company	$ 412,745	$ 140,078	$ (7,987)